Schedule of Other Current Liabilities (Detail) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017	Mar. 31, 2017
Other Liabilities Current [Abstract]
Taxes payable	$ 15,988	$ 10,326
Amounts payable to holders of General Unsecured Claims		8,474
Other	1,827	893
Other current liabilities	$ 17,815	$ 19,693
Predecessor
Other Liabilities Current [Abstract]
Taxes payable			$ 23,497
Deferred gain on vessel sales-current			23,798
Other			1,134
Other current liabilities			$ 48,429